Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Absolute Shares Trust
Entity Central Index Key	0001591939
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
WBI BullBear Value 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Value 3000 ETF
Class Name	WBI BullBear Value 3000 ETF
Trading Symbol	WBIF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$137	1.36%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI BullBear Value 3000 ETF (“WBI Value”) faced several challenges that influenced its performance.
Overall, the Fund’s strategic positioning adjustments and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. Additionally, notable underperformance in the U.S. Communication Services, Consumer Staples, and Industrial Sectors further contributed to the Fund’s lagging returns. On the positive side, the Fund benefited from its positions in the Financials, Consumer Discretionary and Utilities sectors, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and adjust our allocations to align with evolving market dynamics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/25/2014)
WBI BullBear Value 3000 ETF NAV	1.57	2.47	2.54
WBI BullBear Value 3000 ETF Market	1.47	2.47	2.53
S&P 500 TR	24.56	15.05	12.82
Russell 3000 Value Total Return	12.93	8.89	8.11

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 32,998,899
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 268,103
Investment Company Portfolio Turnover	742.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,998,899
Number of Holdings	27
Net Advisory Fee	$268,103
Portfolio Turnover	742%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.4%
Lam Research Corp.	5.6%
iShares Broad USD High Yield Corporate Bond ETF	5.1%
Tradeweb Markets, Inc.	4.5%
Intuit, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.3%
Universal Health Services, Inc.	4.2%
Reinsurance Group of America, Inc.	4.2%
Blackstone, Inc.	4.1%
Dick’s Sporting Goods, Inc.	4.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Yield 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Yield 3000 ETF
Class Name	WBI BullBear Yield 3000 ETF
Trading Symbol	WBIG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI BullBear Yield 3000 ETF (the “WBI Yield”) faced several challenges that influenced its performance.
Overall, the Fund’s strategic positioning adjustments and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. This strategic underweight in sectors that experienced significant growth, such as technology, hampered relative performance. Additionally, notable underperformance in the U.S. Health Care, Communication Services and Materials Sectors. On the positive side, the Fund benefited from its positions in the Financials, Consumer Discretionary and Consumer Staples sectors, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and adjust our allocations to align with evolving market dynamics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/25/2014)
WBI BullBear Yield 3000 ETF NAV	4.88	1.68	1.08
WBI BullBear Yield 3000 ETF Market	4.85	1.71	1.07
S&P 500 TR	24.56	15.05	12.82
Russell 3000 Value Total Return	12.93	8.89	8.11

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 43,806,751
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 390,186
Investment Company Portfolio Turnover	641.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$43,806,751
Number of Holdings	30
Net Advisory Fee	$390,186
Portfolio Turnover	641%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	9.7%
Mount Vernon Liquid Assets Portfolio, LLC	4.6%
Janus Henderson Group PLC	4.6%
Tradeweb Markets, Inc.	4.5%
Lam Research Corp.	4.4%
Automatic Data Processing, Inc.	4.4%
TJX Cos., Inc.	4.3%
Palo Alto Networks, Inc.	4.3%
Prudential Financial, Inc.	4.3%
Marsh & McLennan Cos., Inc.	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Quality 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Quality 3000 ETF
Class Name	WBI BullBear Quality 3000 ETF
Trading Symbol	WBIL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI BullBear Quality 3000 ETF (“WBI Quality”) faced several challenges that influenced its performance.
Overall, the Fund’s strategic positioning adjustments and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. Additionally, notable underperformance in the U.S. Health Care, Energy, and Communication Services sectors further contributed to the Fund’s lagging returns. On the positive side, the Fund benefited from its positions in the Financials, Information Technology, and Consumer Discretionary sectors, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and adjust our allocations to align with evolving market dynamics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/25/2014)
WBI BullBear Quality 3000 ETF NAV	14.33	4.99	3.70
WBI BullBear Quality 3000 ETF Market	14.30	5.00	3.69
S&P 500 TR	24.56	15.05	12.82
Russell 3000 Total Return	23.13	14.14	12.15

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 39,246,257
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 310,089
Investment Company Portfolio Turnover	672.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$39,246,257
Number of Holdings	33
Net Advisory Fee	$310,089
Portfolio Turnover	672%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	5.1%
Spotify Technology SA	4.9%
Alphabet, Inc.	4.9%
Progressive Corp.	4.6%
Howmet Aerospace, Inc.	4.4%
Automatic Data Processing, Inc.	4.4%
Boston Scientific Corp.	4.2%
Eaton Corp. PLC	4.2%
Apollo Global Management, Inc.	4.1%
KB Home	4.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI Power Factor High Dividend ETF
Shareholder Report [Line Items]
Fund Name	WBI Power Factor High Dividend ETF
Class Name	WBI Power Factor High Dividend ETF
Trading Symbol	WBIY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index. Over the period, the WBI Power Factor High Dividend ETF (“WBI PF High Dividend”) faced several challenges that influenced its performance.
Overall, the Fund’s high-yielding dividend paying stocks and sector allocations played a crucial role in its performance relative to the S&P 500 Index. The Funds mandate is to replicate the performance of the Solactive Power Factor High Dividend Index, which allocates to U.S. high-yielding dividend paying stocks with quality fundamental factor. The Fund’s underperformance was primarily due to its reduced allocation weight in mega-cap growth and technology stocks compared to the S&P 500 Index. Notable underperformance in the U.S. Industrials and Health Care was offset by positions in the Financials, Energy, Communication Services, which provided notable contributions to relative performance. Going forward, we continue to monitor market trends and align allocations with the Solactive Power Factor High Dividend Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/19/2016)
WBI Power Factor High Dividend ETF NAV	16.97	8.54	7.29
WBI Power Factor High Dividend ETF Market	16.71	8.56	7.28
S&P 500 TR	24.56	15.05	14.41
Solactive Power Factor High Dividend GTR Index	17.58	9.18	8.42

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information. Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 59,512,432
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 236,780
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$59,512,432
Number of Holdings	51
Net Advisory Fee	$236,780
Portfolio Turnover	152%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	17.2%
AT&T, Inc.	5.7%
Altria Group, Inc.	5.4%
Best Buy Co., Inc.	5.3%
ONEOK, Inc.	5.0%
Kinder Morgan, Inc.	4.9%
Dominion Energy, Inc.	4.8%
Kohl’s Corporation	4.8%
Whirlpool Corporation	4.8%
Verizon Communications, Inc.	4.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.

Updated Prospectus Phone Number	1-800-772-5810
Updated Prospectus Web Address	https://wbietfs.com/documents/